SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted net loss per share
	Year Ended
	December 31,
	2020	2019
Net Loss Available to Common Stockholders	$(1,185,846)	$(2,305,073)
Series A Preferred Stock Dividends	10,000	10,000
Net Loss Available to Common Stockholders and Assumed Conversions	$(1,195,846)	$(2,315,073)
Weighted Average Shares - Basic	5,324,402	4,753,151
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series A	-	-
Shares Issuable Upon Conversion of Preferred Stock – Series B	-	-
Weighted Average Shares - Diluted	5,324,402	4,753,151
Net Loss Per Common Share:
Basic	$(0.22)	$(0.49)
Diluted	$(0.22)	$(0.49)